Share-based compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares
Disclosure Of Share Based Payment Arrangements [Line Items]
Risk free interest rate	4.20%	4.39%
Volatility rate	55.83%	56.99%
Unamortized compensation costs	$ 16,935,000	$ 16,669,000	$ 16,538,000
Estimated weighted average remaining period for cost recognition	1 year 10 months 2 days
Total expense related to share based compensation plan	$ 16,303,000	19,071,000	12,390,000
Stock based compensation recorded in reserve	(16,971,000)	(19,685,000)	(12,753,000)
Expense from share based payment transactions tax benefit from compensation expenses	9,369,000	13,847,000
Capital reserve [member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Stock based compensation recorded in reserve	$ 10,766,000	$ 13,776,000	$ 12,066,000
Bottom of range [member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Target asset price | $ / shares		$ 5.12
Top of range [member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Target asset price | $ / shares	$ 6.82
Stock Option [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of options awarded | shares	901,000	1,653,000	3,910,000
Number of share options outstanding in share-based payment arrangement | shares	9,115,000	9,896,000	9,714,000	8,809,000
Loja Integrada Share Based Compensation Plan [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Unamortized compensation costs	$ 454,100	$ 733,360
Estimated weighted average remaining period for cost recognition	1 year 7 months 17 days
Total expense related to share based compensation plan	$ 668,000	615,000
Expense from share based payment transactions tax benefit from compensation expenses	148,000	184,000
Loja Integrada Share Based Compensation Plan [Member] | Capital reserve [member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Stock based compensation recorded in reserve	$ 411,000	$ 421,000
Loja Integrada Share Based Compensation Plan [Member] | Stock Option [Member]
Disclosure Of Share Based Payment Arrangements [Line Items]
Number of options awarded | shares	0	0	0
Number of share options outstanding in share-based payment arrangement | shares	0	8,420	8,420	23,570